Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair Values and Fair Value Accounting Hierarchy [Abstract]
Schedule of fair values and fair value accounting hierarchy	Set out below is a comparison of the carrying amounts and fair values of financial instruments as of December 31, 2023 and 2022, as well as the fair value accounting hierarchy. The dates of valuations at fair value were as of December 31, 2023 and 2022, respectively.
	Carrying amount		Fair value		Fair value hierarchy
	2023	2022	2023	2022	2023/2022
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Cash and cash equivalents	90,193	81,773	90,193	81,773	Level 1
Trade and other receivables	143,085	145,034	143,085	145,034	Level 2
Other financial instruments	-	86,893	-	86,893	Level 2
Financial investments designated at fair value through other comprehensive income	249	274	249	274	Level 3
Total financial assets	233,527	313,974	233,527	313,974

Financial liabilities
Trade and other payables	231,511	284,554	231,511	284,554	Level 2
Senior notes	569,192	1,071,781	532,987	996,156	Level 1
Promissory notes	1,003,834	521,390	931,014	459,117	Level 2
Total financial liabilities	1,804,537	1,877,725	1,695,512	1,739,827